FV Measurements	12 Months Ended
Dec. 31, 2025
FV Measurements [Abstract]
FV Measurements
17. FV MEASUREMENTS
The Company is required to determine the FV of all derivatives except those which qualify for the NPNS
exemption (see note 1) and uses a market approach
to do so. The three levels of the FV hierarchy are
defined as follows:
Level 1 – Where possible, the Company bases the fair valuation of its financial assets and liabilities on
quoted prices in active markets (“quoted prices”) for identical assets and liabilities.
Level 2 – Where quoted prices for identical assets and
liabilities are not available, the valuation of certain
contracts must be based on quoted prices for similar assets
and liabilities with an adjustment related to
location differences. Also, certain derivatives are valued
using quotes from over-the-counter clearing
houses.
Level 3 – Where the information required for a Level 1
or Level 2 valuation is not available, derivatives
must be valued using unobservable or internally developed inputs.
The primary reasons for a Level 3
classification are as follows:
●
While valuations were based on quoted prices, significant assumptions were necessary to reflect
seasonal or monthly shaping and locational basis differentials.
●
The term of certain transactions extends beyond the period when quoted prices are available
and, accordingly,
assumptions were made to extrapolate prices from the
last quoted period
through the end of the transaction term.
●
The valuations of certain transactions were based on internal models, although quoted prices
were utilized in the valuations.
Derivative assets and liabilities are classified in their entirety, based on the lowest level of input that is
significant to the FV measurement.
The following tables set out the classification of the methodology used by the Company to FV its
derivatives:
As at December 31, 2025
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:
Commodity swaps and forwards
$
21 $ -
$ -
$
21
FX forwards
-
3 -
3
21
3 -
24
HFT derivatives:
Power swaps and physical contracts
(1)
29
7
35
Natural gas swaps, futures, forwards, physical
contracts and related transportation
1
88
34
123
-
117
41
158
Other derivatives:
FX forwards
-
8 -
8
Equity derivatives
8 -
-
8
8
8 -
16
Total assets
29
128
41
198
Liabilities
Regulatory deferral:
Commodity swaps and forwards
$
11 $
21 $ -
$
32
FX forwards
-
2 -
2
11
23 -
34
HFT derivatives:
Power swaps and physical contracts
(4)
31
7
34
Natural gas swaps, futures, forwards and physical
contracts
1
115
464
580
(3)
146
471
614
Other derivatives:
FX forwards
-
1 -
1
-
1 -
1
Total liabilities
8
170
471
649
Net assets (liabilities)
$
21 $ (42) $ (430) $ (451)
As at December 31, 2024
millions of dollars Level 1 Level 2 Level 3 Total
Assets
Regulatory deferral:
Commodity swaps and forwards
$
15 $
3 $ -
$
18
FX forwards
-
27 -
27
15
30 -
45
HFT derivatives:
Power swaps and physical contracts
2
23
5
30
Natural gas swaps, futures, forwards, physical
contracts and related transportation
13
52
27
92
15
75
32
122
Less: Derivatives classified as held for sale
(1)
-
(1) -
(1)
Total assets
30
104
32
166
Liabilities
Regulatory deferral:
Commodity swaps and forwards
18
19 -
37
FX forwards
-
3 -
3
18
22 -
40
HFT derivatives:
Power swaps and physical contracts
2
21
4
27
Natural gas swaps, futures, forwards and physical
contracts
(11)
89
437
515
(9)
110
441
542
Other derivatives:
FX forwards
-
34 -
34
Equity derivatives
2 -
-
2
2
34 -
36
Less: Derivatives classified as held for sale
(1)
-
(1) -
(1)
Total liabilities
11
165
441
617
Net assets (liabilities) $
19 $ (61) $ (409) $ (451)
(1) On August 5, 2024, Emera announced an
agreement to sell NMGC. As a result,
NMGC's assets and liabilities were classified as
held for sale beginning in Q3 2024. For further details
on the pending transaction, refer to note 4.
The change in the FV of the Level 3 financial assets and liabilities for the year ended December 31, 2025
was as follows:
HFT Derivatives
millions of dollars Power
Natural gas
Total
Assets
Balance, beginning of period $
5 $
27 $
32
Total
realized and unrealized gains (losses) included in non-regulated operating revenues
2
7
9
Balance, December 31, 2025
$
7 $ 34 $
41
Liabilities
Balance, beginning of period $
4 $
437 $
441
Total
realized and unrealized gains (losses) included in non-regulated operating revenues
3
27
30
Balance, December 31, 2025
$
7 $ 464 $
471
Significant unobservable inputs used in the FV measurement
of Emera’s natural gas and power
derivatives include third-party sourced pricing for instruments based on illiquid markets. Significant
increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) FV
measurement. Other unobservable inputs used include internally developed correlation factors and basis
differentials; own credit risk; and discount rates.
Internally developed correlations and basis differentials
are reviewed on a quarterly basis based on statistical analysis of the spot markets in the various illiquid
term markets.
Discount rates may include a risk premium for those
long-term forward contracts with
illiquid future price points to incorporate the inherent uncertainty of these points. Any risk premiums for
long-term contracts are evaluated by observing similar
industry practices and in discussion with industry
peers.
The Company uses a modelled pricing valuation technique for
determining the FV of Level 3 derivative
instruments. The following table outlines quantitative information about the significant unobservable
inputs used in the FV measurements categorized within Level
3 of the FV hierarchy:
Significant
Weighted
millions of dollars FV Unobservable Input Low High average
(1)
Assets Liabilities
As at December 31, 2025
HFT derivatives – Power
$ 7 $ 7 Third-party pricing $27.35 $150.55 $88.79
swaps and physical contracts
HFT derivatives – Natural
34 464
Third-party pricing
$0.51 $18.45
$11.85
gas swaps, futures, forwards
and physical contracts
Total $ 41 $ 471
Net liability $ 430
As at December 31, 2024
HFT derivatives – Power
5 4 Third-party pricing $25.60 $139.65 $82.63
swaps and physical contracts
HFT derivatives – Natural
27 437 Third-party pricing $2.20 $17.54 $8.57
gas swaps, futures, forwards
and physical contracts
Total $ 32 $ 441
Net liability $ 409
(1) Unobservable inputs were weighted by the
relative FV of the instruments.
Long-term debt is a financial liability not measured at
FV on the Consolidated Balance Sheets. The
balance consisted of the following:
As at Carrying
millions of dollars Amount FV Level 1 Level 2 Level 3 Total
December 31, 2025 $
19,654 $
18,956 $ -
$
18,535 $
421 $
18,956
December 31, 2024 $
18,407 $
17,941 $ -
$
17,688 $
253 $
17,941
The Company has designated $ 1.2
billion USD denominated Hybrid Notes as a hedge of the
foreign
currency exposure of its net
investment in USD denominated operations. The Company’s
Hybrid Notes
are contingently convertible into preferred shares in the
event of bankruptcy or other related events. A
redemption option on or after June 15, 2026 is available
and at the control of the Company.
The Hybrid
Notes are classified as Level 2 financial assets. As at
December 31, 2025, the FV of the Hybrid Notes
was $ 1.2
billion USD (2024 – $
1.2
billion USD). An after-tax foreign currency gain of $
82
million was
recorded in AOCI for the year ended December 31, 2025 (2024
– $
139
million after-tax loss).